Fair Value Measurements - Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants (Detail) - Armada Acquisition Corp II [Member] - Public Placement [Member]
May 22, 2025 $ / shares yr
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.064
Risk free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0399
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.845
Weighted term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	2.99